Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 18, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of DWS Emerging Markets Fixed Income Fund, DWS Global Bond Fund and DWS Global Small Cap Growth Fund (formerly DWS Global Opportunities Fund) (each a “Fund”, and together the “Funds”), each a series DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724, 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 90 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2011. No fees are required in connection with this filing.

The purpose of the Amendment is to add disclosure regarding changes to the investment strategy for DWS Global Small Cap Growth Fund.

In addition, the Amendment reflects changes to the Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information, filed with the Commission on February 26, 2010 in Post-Effective Amendment No. 86.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

                    /s/Thomas H. Connors
Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray